OTHER NON-CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Financial liabilities
Long-term payables for mining rights		¥ 788,133			¥ 1,108,075
Other financial liabilities		52,926			45,412
Financial liabilities included in other non-current liabilities		841,059			1,153,487
Obligations in relation to early retirement schemes		777,305			426,737
Deferred government grants		314,045			245,916
Deferred gain relating to sales and lease back agreements		240,661			125,707
Contract liabilities		132,844			125,758
Provision for rehabilitation		121,033			131,248
Others		11,217			10,721
Other non current liabilities excluding financial liabilities		1,597,105			1,066,087
Other non current liabilities		2,438,164		$ 318,822	¥ 2,219,574
Maximum obligation period to pay the early retirement employees' living expenses	5 years
Percentage of forecasted increase in living expenses, social insurance and housing fund				3.00%	3.00%
Retirement benefits under the Group's early retirement schemes
As at January 1,	¥ 1,293,841	1,438,440
Provision made during the year (note 29)	210,428	447,660	¥ 767,632
Interest costs	18,260	62,801
Payment during the year	(680,888)	(655,060)
As at December 31,	¥ 841,641	1,293,841	¥ 1,438,440
Non-current		777,305			¥ 426,737
Current (note 22)		¥ 516,536			¥ 414,904